Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000256497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Fundamental Growth Fund
Average Annual Return, Percent	2.96%	7.74%	12.27%
C000256499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Fundamental Growth Fund
Average Annual Return, Percent	7.56%	8.24%	12.32%
C000256539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
C000256540
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Average Annual Return, Percent	2.94%	3.72%	2.61%
Without Sales Load [Member] | C000256497
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	9.03%	12.94%
Without Sales Load [Member] | C000256499
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%	8.24%	12.32%
Without Sales Load [Member] | C000256495
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	8.58%	12.54%
Without Sales Load [Member] | C000256496
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	9.40%	13.37%
Without Sales Load [Member] | C000256498
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%	9.28%	13.25%
Without Sales Load [Member] | C000256539
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	4.03%	2.85%
Without Sales Load [Member] | C000256540
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	3.72%	2.61%
Without Sales Load [Member] | C000256541
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%	4.25%	3.09%
Without Sales Load [Member] | C000256538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%	4.17%	3.00%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%	12.76%	16.83%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%	12.76%	16.83%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%	12.76%	16.83%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%	12.76%	16.83%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%	12.76%	16.83%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.00%	3.34%	2.26%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.00%	3.34%	2.26%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.00%	3.34%	2.26%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.00%	3.34%	2.26%